Special charges - Summary of Income Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Income Statements [Line Items]
Impairment of Venezuela assets	$ (470,661)	$ (38,881)
Staff Settlement agreement	156,732	144,862
Operating profit	(554,281)	$ 232,116	$ 293,644
Special charges [member]
Disclosure of Income Statements [Line Items]
Aircraft impairment	469,586
Loss on sale of subsidiaries	40,467
Impairment of Venezuela assets	14,867
Fees and others	62,274
Staff Settlement agreement	17,900
Gain in sale of simulators	(5,970)
Operating profit	$ 599,124